New Standards, Amendments and Interpretations Adopted by the Group	12 Months Ended
Dec. 31, 2019
Accounting Policies, Accounting Estimates And Errors [Abstract]
New standards, amendments and interpretations adopted by the Group

4. New standards, amendments and interpretations adopted by the Group

The Group adopted IFRS 16 Leases, which replaced IAS 17 Leases and IFRIC 4 Determining whether an arrangement contains a lease, with effect from 1 January 2019. The standard stipulates that all leases and the contractual rights and obligations should generally be recognized in the lessee's statement of financial position, unless the term of the lease is 12 months or less or the lease value is for a low value asset. The Company has only lease obligations with lease terms of less than 12 months and therefore the Company has decided not to apply the new guidance to short-term leases. In such cases, the leases will be accounted for as short term leases and the lease payments associated with them will be recognized as an expense from short term leases. Under IFRS 16, a lessee can choose to apply the standard using either a full retrospective or a modified retrospective approach. The Group has applied the modified retrospective approach.

In the current year, the following revised standards have been adopted in these financial statements. Adoption has not had a material impact on the amounts reported in these financial statements but may impact the accounting for future transactions and arrangements.

IFRS 9	Amendments to IFRS 9, Prepayment Features with negative Compensation
IAS 19	Amendments to IAS 19, Plan Amendment, Curtailment or Settlement
IFRIC 24	Uncertainty over Income Tax Positions
Various	Annual Improvements to IFRS Standards 2015-2017 Cycle.

A number of new standards, amendments to standards and interpretations are effective for annual periods beginning after January 1, 2020, and have not been applied in preparing these consolidated financial statements.

Standard/Interpretation		Impact	Effective date	Planned application by the Group
New standards, interpretations or amendments
IFRS 17	Insurance contracts	1)	January 1, 2021	FY 2021
IFRS 3	Amendments to IFRS 3, Definition of a business	1)	January 1, 2020	FY 2020
IAS 1/IAS 8	Amendments to IAS 1 and IAS 8, Definition of material	1)	January 1, 2020	FY 2020
Conceptual Framework	Amendments to References to the Conceptual Framework in IFRS Standards	1)	January 1, 2020	FY 2020

1)	No material impact on the Group is expected from these standards and amendments issued but not effective.